Shareholder Report, Holdings (Details) - 2	Jul. 31, 2024
Angel Oak High Yield Opportunities ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Angel Oak High Yield Opportunities ETF | COLT Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Angel Oak High Yield Opportunities ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Angel Oak High Yield Opportunities ETF | Radnor RE Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Angel Oak High Yield Opportunities ETF | Verus Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Angel Oak High Yield Opportunities ETF | Antero Midstream Partners LP / Antero Midstream Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Angel Oak High Yield Opportunities ETF | PRPM LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Angel Oak High Yield Opportunities ETF | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Angel Oak High Yield Opportunities ETF | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Angel Oak High Yield Opportunities ETF | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Angel Oak High Yield Opportunities ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Angel Oak High Yield Opportunities ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Angel Oak High Yield Opportunities ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Angel Oak High Yield Opportunities ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Angel Oak High Yield Opportunities ETF | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Angel Oak High Yield Opportunities ETF | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Angel Oak High Yield Opportunities ETF | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Angel Oak High Yield Opportunities ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Angel Oak High Yield Opportunities ETF | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Angel Oak High Yield Opportunities ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Angel Oak High Yield Opportunities ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Angel Oak High Yield Opportunities ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Angel Oak High Yield Opportunities ETF | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Angel Oak High Yield Opportunities ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Angel Oak High Yield Opportunities ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Angel Oak High Yield Opportunities ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Angel Oak High Yield Opportunities ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Angel Oak High Yield Opportunities ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Angel Oak Mortgage-Backed Securities ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Angel Oak Mortgage-Backed Securities ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Angel Oak Mortgage-Backed Securities ETF | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Angel Oak Mortgage-Backed Securities ETF | Verus Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Angel Oak Mortgage-Backed Securities ETF | COLT Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Angel Oak Mortgage-Backed Securities ETF | PRPM LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Angel Oak Mortgage-Backed Securities ETF | SGR Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Angel Oak Mortgage-Backed Securities ETF | Onslow Bay Mortgage Loan Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Angel Oak Mortgage-Backed Securities ETF | Mello Mortgage Capital Acceptance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Angel Oak Mortgage-Backed Securities ETF | JP Morgan Wealth Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Angel Oak Mortgage-Backed Securities ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
Angel Oak Mortgage-Backed Securities ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Angel Oak Mortgage-Backed Securities ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Angel Oak Mortgage-Backed Securities ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Angel Oak Mortgage-Backed Securities ETF | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Angel Oak Mortgage-Backed Securities ETF | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Angel Oak Mortgage-Backed Securities ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Angel Oak Mortgage-Backed Securities ETF | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Angel Oak Mortgage-Backed Securities ETF | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Angel Oak Mortgage-Backed Securities ETF | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Angel Oak Mortgage-Backed Securities ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Angel Oak Mortgage-Backed Securities ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Angel Oak Mortgage-Backed Securities ETF | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Angel Oak Mortgage-Backed Securities ETF | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Angel Oak Mortgage-Backed Securities ETF | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Angel Oak Mortgage-Backed Securities ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Angel Oak UltraShort Income ETF | Pagaya AI Debt Selection Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Angel Oak UltraShort Income ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Angel Oak UltraShort Income ETF | Marlette Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Angel Oak UltraShort Income ETF | Exeter Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Angel Oak UltraShort Income ETF | PRPM LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Angel Oak UltraShort Income ETF | American Credit Acceptance Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Angel Oak UltraShort Income ETF | CPS Auto Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Angel Oak UltraShort Income ETF | Westlake Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Angel Oak UltraShort Income ETF | Prosper Marketplace Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Angel Oak UltraShort Income ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Angel Oak UltraShort Income ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Angel Oak UltraShort Income ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Angel Oak UltraShort Income ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Angel Oak UltraShort Income ETF | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Angel Oak UltraShort Income ETF | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Angel Oak UltraShort Income ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Angel Oak UltraShort Income ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Angel Oak UltraShort Income ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Angel Oak UltraShort Income ETF | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Angel Oak UltraShort Income ETF | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Angel Oak UltraShort Income ETF | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Angel Oak UltraShort Income ETF | Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Angel Oak UltraShort Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Angel Oak UltraShort Income ETF | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Angel Oak UltraShort Income ETF | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Angel Oak UltraShort Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Angel Oak Income ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Angel Oak Income ETF | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Angel Oak Income ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Angel Oak Income ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Angel Oak Income ETF | COLT Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Angel Oak Income ETF | PRPM LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Angel Oak Income ETF | Verus Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Angel Oak Income ETF | Pagaya AI Debt Selection Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Angel Oak Income ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Angel Oak Income ETF | Saluda Grade Mortgage Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Angel Oak Income ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Angel Oak Income ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Angel Oak Income ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Angel Oak Income ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Angel Oak Income ETF | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Angel Oak Income ETF | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Angel Oak Income ETF | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Angel Oak Income ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Angel Oak Income ETF | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Angel Oak Income ETF | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Angel Oak Income ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Angel Oak Income ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Angel Oak Income ETF | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Angel Oak Income ETF | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Angel Oak Income ETF | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Angel Oak Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Angel Oak Income ETF | Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Angel Oak Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)